OTHER LONG-TERM LIABILITIES (Schedule of Other Long-term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER LONG-TERM LIABILITIES [Abstract]
Sales down payment for properties		$ 3,280
Interest free government loan	9,805	4,921
Total other long-term liabilities	$ 9,805	$ 8,201